Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Taxes Payable [Abstract]
Income taxes payable	$ 92,816	$ 92,816
Other taxes (recovery) payable	(58,953)	(18,725)
Total taxes payable	$ 33,863	$ 74,091